UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2006
Check here if Amendment [X]
This Amendment (check only one):[ ] is a restatement.
[X] Adds new holdings entries.

Institutional Investment Manager Filing this Report:

McIntyre, Freedman, & Flynn Investment Advisers, Inc.
P.O. Box 1689, 4 Main Street
Orleans, MA 02653

13F File Number: 28-05682

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:	Thomas P. McIntyre
Title:	President
Phone:	(508) 255-1651

Signature, Place, and Date of Signing:

Thomas P. McIntyre, Orleans, MA August 7, 2006

Report Type (Check only one)

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 48

Form 13F Information Table Value Total:   $96270

List of Other Included Managers:

 No.  13F File Number     Name


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGILENT TECHNOLOGIES COM       COM              00846U101     1495    47379 SH       SOLE                                      47379
APPLIED MATLS INC COM          COM              038222105      276    16946 SH       SOLE                                      16946
BEST BUY INC COM               COM              086516101     3434    62627 SH       SOLE                     5000             57627
CBS CORP COM                   COM              124857202      886    32749 SH       SOLE                                      32749
CENDANT CORP COM               COM              151313103     6586   404293 SH       SOLE                    92800            311493
CHEVRONTEXACO CORP COM         COM              166764100      218     3505 SH       SOLE                                       3505
CISCO SYS INC COM              COM              17275R102      212    10843 SH       SOLE                                      10843
CITIGROUP INC COM              COM              172967101     5315   110157 SH       SOLE                    23389             86768
CONTINUCARE CORP COM           COM              212172100      295   100000 SH       SOLE                   100000
COUNTRYWIDE FINANCIAL COM      COM              222372104     4671   122662 SH       SOLE                    20000            102662
CP POKPHAND LTD SPONSORED ADR  COM              125918201       34    28565 SH       SOLE                                      28565
DOW CHEM CO COM                COM              260543103     2422    62064 SH       SOLE                                      62064
DU PONT E I DE NEMOURS COM     COM              263534109      218     5235 SH       SOLE                                       5235
ERICSSON L M TEL CO ADR REG    COM              294821608     1606    48596 SH       SOLE                      440             48156
ETABLISSEMENTS DELHAIZ SPONSOR COM              29759W101      211     3054 SH       SOLE                                       3054
EXXON MOBIL CORP COM           COM              30231G102      255     4152 SH       SOLE                                       4152
FREESCALE SEMICONDUCTR CL B    COM              35687M206      462    15719 SH       SOLE                      585             15134
GENERAL ELEC CO COM            COM              369604103      339    10280 SH       SOLE                                      10280
GENESIS TECHNOLOGY GRP COM     COM              37184Q102        3    15000 SH       SOLE                    15000
GLAXOSMITHKLINE PLC SPONSORED  COM              37733W105     3518    63041 SH       SOLE                     1000             62041
HALLWOOD GROUP INC COM NEW     COM              406364406     2149    19095 SH       SOLE                    19000                95
HARRAHS ENTMT INC COM          COM              413619107     7143   100345 SH       SOLE                    18077             82268
INDYMAC MORTGAGE HOLDINGS, INC COM              456607100      243     5296 SH       SOLE                                       5296
JUNIPER NETWORKS INC COM       COM              48203R104     2337   146175 SH       SOLE                    20000            126175
KONINKLIJKE PHILIPS ELECTRONIC COM              500472303     2676    85932 SH       SOLE                                      85932
LSI LOGIC CORP COM             COM              502161102     2638   294737 SH       SOLE                    12000            282737
LYNCH CORP COM                 COM              50186A108      127    15500 SH       SOLE                    15500
MERRILL LYNCH & CO INC COM     COM              590188108     5132    73781 SH       SOLE                    10000             63781
MICROSOFT CORP COM             COM              594918104      210     9004 SH       SOLE                                       9004
MORGAN J P & CO INC COM        COM              46625H100     4997   118973 SH       SOLE                    20200             98773
MOTOROLA INC COM               COM              620076109     4446   220629 SH       SOLE                    25300            195329
NORTEL NETWORKS CORP COM       COM              656568102     1284   573050 SH       SOLE                   101000            472050
NOVARTIS A G SPONSORED ADR     COM              66987v109     3698    68585 SH       SOLE                                      68585
OPENWAVE SYS INC COM           COM              683718308     1727   149614 SH       SOLE                    20000            129614
PFIZER INC COM                 COM              717081103      282    12000 SH       SOLE                    12000
PIONEER DRILLING CO COM        COM              723655106     3094   200400 SH       SOLE                    47500            152900
QWEST COMMUNICATIONS           COM              749121109     5122   633105 SH       SOLE                   144000            489105
REGIONS FINANCIAL CORP COM     COM              7591EP100      649    19593 SH       SOLE                                      19593
SARA LEE CORP COM              COM              803111103      163    10200 SH       SOLE                                      10200
TECO ENERGY INC COM            COM              872375100      260    17412 SH       SOLE                                      17412
TEPPCO PARTNERS L P UT LTD PAR COM              872384102      604    17131 SH       SOLE                                      17131
TEVA PHARMACEUTCL INDS ADR     COM              881624209     1782    56403 SH       SOLE                                      56403
TEXAS INSTRS INC COM           COM              882508104     3939   130058 SH       SOLE                    28250            101808
TIME WARNER INC COM            COM              887317105     4040   233502 SH       SOLE                    62400            171102
UNITED HEALTHCARE CORP COM     COM              91324P102      208     4650 SH       SOLE                                       4650
VIACOM INC CL B                COM              92553P201     1773    49481 SH       SOLE                     9057             40424
VODAFONE AIRTOUCH PLC SPONSORE COM              92857W209     3085   144820 SH       SOLE                    20000            124820
GENERAL MTRS ACCEP CORP        CORP             370425RX0       10    10000 PRN      SOLE                                      10000